UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2012

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	804-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	July 17, 2012

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE ACT OF
1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       43

Form 13F Information Table value total:       $95680



List of other included managers:


No.         13F File Number       Name

                                                      FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
Aberdeen Asia-Pac Income   COM              003009107       4256  557110SH       SOLE                 0       0 557110
Agilent Technologies, Inc. COM              00846U101        786   20022SH       SOLE                 0       0  20022
Amerisourcebergen Corp     COM              03073E105        836   21243SH       SOLE                 0       0  21243
Apple Computer Inc.        COM              037833100       1525    2611SH       SOLE                 0       0   2611
Caterpillar, Inc.          COM               149123101       713    8398SH       SOLE                 0       0   8398
Chevron Corporation        COM               166764100      1178   11169SH       SOLE                 0       0  11169
Church & Dwight Co Inc     COM               171340102      1220   22001SH       SOLE                 0       0  22001
Cognizant Tech Sol Cl A    CL A              192446102      1340   22336SH       SOLE                 0       0  22336
Conoco Phillips            COM              20825C104       1005   17991SH       SOLE                 0       0  17991
Deere & Company            COM               244199105       793    9811SH       SOLE                 0       0   9811
Eaton Corporation          COM               278058102       689   17378SH       SOLE                 0       0  17378
Exxon Mobil Corporation    COM              30231G102       1091   12747SH       SOLE                 0       0  12747
H.J. Heinz Company         COM               423074103      1115   20506SH       SOLE                 0       0  20506
IHS Inc.                   COM               451734107      1651   15327SH       SOLE                 0       0  15327
Int'l Business Machines    COM               459200101       445    2274SH       SOLE                 0       0   2274
iShares MSCI Australia IndeMSCI AUSTRALIA    464286103      1169   53521SH       SOLE                 0       0  53521
iShares MSCI Canada Idx    MSCI CDA INDEX    464286509      1186   45909SH       SOLE                 0       0  45909
iShares MSCI Hong Kong IndeMSCI HONG KONG    464286871      1163   70940SH       SOLE                 0       0  70940
iShares MSCI New Zealand   ZEALAND INVST     464289123      1188   40988SH       SOLE                 0       0  40988
iShares MSCI Singapore IndeMSCI SINGAPORE    464286673      1225   99401SH       SOLE                 0       0  99401
iShares MSCI South Korea   MSCI S KOREA      464286772      1134   20688SH       SOLE                 0       0  20688
iShares Tr S&P Latin AmericS&P LTN AM 40     464287390       753   18156SH       SOLE                 0       0  18156
Lab Corp of America        COM              50540R409        936   10103SH       SOLE                 0       0  10103
Market Vectors AgribusinessAGRIBUS ETF      57060U605       4094   82571SH       SOLE                 0       0  82571
National Oilwell Varco     COM               637071101       943   14633SH       SOLE                 0       0  14633
Powershs Emg Mkt Infrast   EMRG MKTS INFR   73937B209       2103   55624SH       SOLE                 0       0  55624
PPG Industries, Inc.       COM               693506107      1311   12358SH       SOLE                 0       0  12358
Rayonier, Inc.             COM               754907103      4786  106589SH       SOLE                 0       0 106589
Simon Ppty Group           COM               828806109      1339    8605SH       SOLE                 0       0   8605
Southern Company           COM               842587107      1104   23847SH       SOLE                 0       0  23847
SPDR Consumer Disc Sector  SBI CONS DISCR   81369Y407       3278   74866SH       SOLE                 0       0  74866
SPDR Consumer Staples      SBI CONS STPLS   81369Y308       1102   31694SH       SOLE                 0       0  31694
SPDR DJ Wilshire Total Mkt DJ TTL MKT ETF   78464A805        448    4414SH       SOLE                 0       0   4414
SPDR Dow Jones Lrg Cap     DJWS LARGE CAP   78464A854      19445  306611SH       SOLE                 0       0 306611
SPDR Dow Jones Mid Cap     DJWS MIDCAP      78464A847       8609  140030SH       SOLE                 0       0 140030
SPDR S&P 600 Small Cap     S&P 600 SML CAP  78464A813       3963   56191SH       SOLE                 0       0  56191
Teradata Corp              COM              88076W103       1562   21685SH       SOLE                 0       0  21685
Thermo Fisher Scientific   COM               883556102       841   16205SH       SOLE                 0       0  16205
Union Pacific Corporation  COM               907818108       852    7140SH       SOLE                 0       0   7140
Vanguard Emerging Market   MSCI EMR MKT ETF  922042858      1897   47519SH       SOLE                 0       0  47519
Vanguard Total Stock Mkt   TOTAL STK MKT     922908769       385    5527SH       SOLE                 0       0   5527
WisdomTree Div ex-FinancialDIV EX-FINL FD   97717W406       8991  167051SH       SOLE                 0       0 167051
WisdomTree Emg Mkt Sm Cp   EMG MKTS SMCAP   97717W281       1229   28354SH       SOLE                 0       0  28354